FAIR VALUE OF INVESTMENTS (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Trading gains and losses
Gain (loss) from trading	$ 104,011,895	$ (25,541,918)	$ 94,826,136
Agriculture
Trading gains and losses
Gain (loss) from trading	18,252,148	(15,604,240)	(672,949)
Currencies
Trading gains and losses
Gain (loss) from trading	22,068,047	(28,551,422)	(1,178,520)
Energy
Trading gains and losses
Gain (loss) from trading	(19,454,292)	(23,874,054)	348,366
Interest rates
Trading gains and losses
Gain (loss) from trading	(54,443,134)	58,632,850	99,166,455
Metals
Trading gains and losses
Gain (loss) from trading	21,130,440	(23,650,501)	16,692,243
Stock indices
Trading gains and losses
Gain (loss) from trading	$ 116,458,686	$ 7,505,449	$ (19,529,459)